Other Commitments with Third Parties and Other Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Commitments with Third Parties and Other Contingent Liabilities
Schedule of Group's purchase commitments	Details of the Group’s commitments of raw materials at 31 December 2019 are as follows:

Thousands of Euros
2020	202,996
2021	107,249
2022	1,713
2023	1,312
2024	1,126
More than 5 years	1,783